Fair Value Measurements (Schedule Of Other Investments) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment in AC JV, LLC			$ 1.2	[1]	$ 1.3	[1]	$ 1.1
Other investments	$ 5.6	[2]	4.2	[2],[3]	1.2	[3]
Total other investments	$ 6.8		$ 5.4		2.5
Cost-method ownership percentage	20.00%		20.00%
AC JV, LLC [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment in AC JV, LLC	$ 1.2	[4]	$ 1.2	[4]	$ 1.3

[1]	Refer to Note 7-Related Party Transactions.
[2]	The Company received equity securities in privately held companies as consideration for a portion of advertising contracts. The equity securities were accounted for under the cost method and represent an ownership of less than 20%. The Company does not exert significant influence on these companies' operating or financial activities.
[3]	The Company received equity securities in some privately held companies as consideration for advertising contracts. The equity securities were accounted for under the cost method and represent an ownership of less than 20%. The Company does not exert significant influence of these companies' operating or financial activities.
[4]	Refer to Note 3-Related Party Transactions.